General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expenses
Schedule of general and administrative expenses

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Personnel-related expenses	$3,812	$5,010	$3,800
Share-based compensation expense	3,311	2,138	3,119
Professional and consultant fees	2,869	3,954	2,593
Insurance, facilities, fees and other related costs	2,734	3,022	2,506
	$12,726	$14,124	$12,018